Condensed Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jan. 31, 2008 Predecessor Entity [Member]	Dec. 31, 2008 Successor Entity [Member]	Dec. 31, 2010 Successor Entity [Member]		Dec. 31, 2009 Successor Entity [Member]
Revenue	$ 1,935,515	$ 1,900,683	$ 190,261	$ 2,174,640	$ 2,544,652		$ 2,513,039
Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	316,749	302,620	25,683	337,466	413,400		401,826
Selling, general and administrative	157,516	144,589	18,485	182,957	220,207		259,944
Depreciation and amortization	583,196	596,989	64,157	795,663	798,817		804,037
Transaction costs			313,102	1,926
Impairment of asset value		110,625		390,444	110,625		499,100
Losses on derivative financial instruments	24,163	90,592	11,431	155,305	89,509		2,681
Total operating expenses	1,081,624	1,245,415	432,858	1,863,761	1,632,558		1,967,588
Income (loss) from operations	853,891	655,268	(242,597)	310,879	912,094		545,451
Interest expense, net	992,084	1,035,018	80,275	1,295,458	1,379,019		1,362,823
Gain (loss) on early extinguishment of debt	(326,183)	(75,805)		576	(76,849)		4,697
Earnings (loss) from previously unconsolidated affiliates	(24,658)	377
Other income (expense), net	7,753	7,566	535	(11,957)	9,627		42,013
Loss before income taxes	(481,281)	(447,612)	(322,337)	(995,960)	(534,147)		(770,662)
Provision for (benefit from) income taxes	(48,931)	(54,919)	(10,476)	(109,561)	(26,378)		11,399
Net loss	(432,350)	(392,693)	(311,861)	(886,399)	(507,769)		(782,061)
Net loss attributable to noncontrolling interest	2,942	3,029		93	2,317		369
Net loss attributable to Intelsat S.A.	$ (429,408)	$ (389,664)	$ (311,861) [1]	$ (886,306) [1]	$ (505,452)	[1]	$ (781,692)	[1]

[1]	Excludes loss related to redeemable noncontrolling interest of $0.1 million, $0.4 million and $2.3 million for the successor period February 1, 2008 to December 31, 2008, and the years ended December 31, 2009 and 2010, respectively. See Note 4—Fair Value Measurements for further discussion of activity related to our redeemable noncontrolling interest.